Regulatory Matters - The Company's Consolidated Capital Ratios and the Bank's Actual Capital Amounts and Ratios (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Leverage capital to adjusted total assets	$ 104,813	$ 107,016
Tier 1 Leverage capital to adjusted total assets Required for capital adequacy purposes	37,252	37,819
Tier 1 Leverage capital to adjusted total assets, Required to be Categorized as Well Capitalized Under Prompt Corrective Action Provisions, Amount	46,567	47,274
Total capital to risk weighted assets, Amount	111,102	114,706
Total capital to risk weighted assets, Required for Capital Adequacy Purposes, Amount	46,576	49,138
Total capital to risk weighted assets, Required to be categorized as Well Capitalized under Prompt Corrective Action Provisions, Amount	58,220	61,423
Tier 1 capital to risk weighted assets, Amount	104,813	107,016
Tier 1 capital to risk weighted assets, Required to be Categorized as Well Capitalized Under Prompt Corrective Action Provisions, Amount	55,878	36,854
Tier 1 Leverage capital to adjusted total assets	11.10%	11.20%
Tier 1 Leverage capital to adjusted total assets, Required for Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 Leverage capital to adjusted total assets, Required to be Categorized as Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%
Total capital to risk weighted assets, Actual Ratio	18.00%	18.60%
Total capital to risk weighted assets, Required for Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total capital to risk weighted assets, Required to be Categorized as Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 capital to risk weighted assets, Actual Ratio	19.10%	17.40%
Tier 1 capital to risk weighted assets, Required to be Categorized as Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.00%	6.00%
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Leverage capital to adjusted total assets	102,240	101,720
Total capital to risk weighted assets, Amount	108,529	109,410
Tier 1 capital to risk weighted assets, Amount	$ 102,240	$ 101,720
Tier 1 Leverage capital to adjusted total assets	11.00%	10.80%
Total capital to risk weighted assets, Actual Ratio	17.60%	17.80%
Tier 1 capital to risk weighted assets, Actual Ratio	18.60%	16.60%